UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-2183

Babson Capital Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, P.O. Box 15189, Springfield, MA 01115-5189

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, P.O. Box 15189, Springfield, MA 01115-5189

(Name and address of agent for service)

Registrant's telephone number, including area code:        413-226-1000

Date of fiscal year end:       12/31

Date of reporting period:       06/30/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.

Attached hereto is the semi-annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

Adviser Babson Capital Management LLC 1500 Main Street, P.O. Box 15189 Springfield, Massachusetts 01115-5189	Transfer Agent & Registrar DST Systems, Inc. P.O. Box 219086 Kansas City, MO 64121-9086 1-800-647-7374

Independent Registered Public Accounting Firm KPMG LLP Boston, Massachusetts 02110	Internet Website www.babsoncapital.com/mci
Babson Capital Corporate Investors
Counsel to the Trust	c/o Babson Capital Management LLC
1500 Main Street, Suite 2200
Ropes & Gray LLP	Springfield, Massachusetts 01115
Boston, Massachusetts 02110	(413) 226-1516

Custodian

State Street Bank and Trust Company
Boston, Massachusetts 02116

Investment Objective and Policy	Form N-Q

Babson Capital Corporate Investors (the “Trust”) is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol “MCI”. The Trust’s share price can be found in the financial section of most newspapers under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust’s investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC (“Babson Capital”) manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC’s website at http://www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capitals proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trusts website: http://www.babsoncapital.com/mci; and (3) on the SECs website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trusts website: http://www.babsoncapital.com/mci; and (2) on the SECs website at http://www.sec.gov.

Babson Capital Corporate Investors

TO OUR SHAREHOLDERS

July 31, 2012

We are pleased to present the June 30, 2012 Quarterly Report of Babson Capital Corporate Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of 30 cents per share, payable on August 10, 2012 to shareholders of record on July 30, 2012. The Trust paid a 30 cent per share dividend for the preceding quarter. The Trust earned 31 cents per share of net investment income for the second quarter of 2012, compared to 32 cents per share in the previous quarter.

During the second quarter, the net assets of the Trust increased to $250,797,661 or $13.08 per share compared to $247,683,642 or $12.95 per share on March 31, 2012. This translates into a 3.3% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 9.4%, 15.1%, 8.3%, 12.8%, and 12.9% for the 1-, 3-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price decreased 7.7% during the quarter, from $16.61 per share as of March 31, 2012 to $15.33 per share as of June 30, 2012. The Trust’s market price of $15.33 per share equates to a 17.2% premium over the June 30, 2012 net asset value per share of $13.08. The Trust’s average quarter-end premium for the 3, 5 and 10-year periods was 18.9%, 12.1% and 11.4%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, decreased 3.5% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, increased 1.8% for the quarter.

The Trust closed two new private placement investments during the second quarter. The two new investments were in Baby Jogger Holdings LLC and DPL Holding Corporation. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these two transactions was $5,915,491.

U.S. middle market buyout activity continued at a sluggish pace during the second quarter of 2012. While there is a shortage of quality deal flow, there is plenty of equity capital and senior and mezzanine debt looking to be invested. The result is that attractive companies are being aggressively pursued by buyers and lenders alike, pushing both purchase price multiples and leverage levels up. As we head into the third quarter of 2012, most market participants expect deal flow to improve over the remainder of the year, due to the abundant supply of debt and equity capital, and the proposed changes in capital-gains tax rates due to be enacted in 2013. Our deal flow did pick up late in the second quarter and has remained strong early in the third quarter. We have a number of deals under review and anticipate that our new investment activity in the third and fourth quarters will increase from the second quarter. We continue to be cautious, though, in light of the more aggressive leverage multiples and mezzanine pricing we are seeing in the market. We intend to maintain the same discipline and investment philosophy, based on taking prudent levels of risk and getting paid appropriately for the risks taken, that has served us well for so many years.

We continue to be pleased with the operating performance of most of our portfolio companies. Realization activity for the Trust also remains strong. We had two companies sold for nice gains in the second quarter, OakRiver Technology, Inc. and Xaloy Superior Holdings, Inc. The Xaloy realization is particularly noteworthy. Due to the company’s weak performance, at year-end 2009 we valued our subordinated notes at 50% of par, and our equity investment at zero. Due to the efforts of the private equity sponsor and Xaloy’s management team, and a recovery in the economy, the company’s performance improved dramatically. When the company was sold in June, our
(Continued)

subordinated notes were repaid in full and we received over three times the cost of our equity investment. We have a healthy backlog of companies in the process of being sold and we expect 2012 to be a good year for realizations. Refinancing activities, in which the Trust’s subordinated note holdings are fully or partially prepaid, continues at a high level, as companies seek to take advantage of lower interest rates and credit availability. We had four full prepayments and one partial prepayment during the second quarter. As mentioned in prior reports, strong realization and refinancing activity is a double-edged sword, as the resulting loss of income-producing investments could adversely impact the Trust’s ability to sustain its dividend level. We have been fortunate that our new investment activity in recent periods has been strong and has had a positive impact on net investment income. We will need to maintain a robust level of new investment activity in the face of expected high levels of realization and refinancing activity.

Thank you for your continued interest in and support of Babson Capital Corporate Investors.

Sincerely,

Michael L. Klofas
President

Portfolio Composition as of 6/30/2012 *

* Based on market value of total investments (including cash)

Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES June 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $248,392,925)	$227,018,432
Corporate restricted securities at market value
(Cost - $12,542,193)	12,780,885
Corporate public securities at market value
(Cost - $28,734,878)	29,438,882
Short-term securities at amortized cost	7,499,700
Total investments (Cost - $297,169,696)	276,737,899
Cash	8,301,055
Interest receivable	2,592,749
Recievable for investments sold	710,794
Other assets	69,251

Total assets	288,411,748

Liabilities:
Note payable	30,000,000
Payable for investments purchased	5,747,620
Investment advisory fee payable	783,743
Deferred tax liability	668,382
Interest payable	202,400
Accrued expenses	211,942

Total liabilities	37,614,087

Total net assets	$250,797,661

Net Assets:
Common shares, par value $1.00 per share	$19,167,534
Additional paid-in capital	109,652,451
Retained net realized gain on investments, prior years	127,807,139
Undistributed net investment income	9,100,500
Accumulated net realized gain on investments	6,170,216
Net unrealized depreciation of investments	(21,100,179)

Total net assets	$250,797,661

Common shares issued and outstanding (23,761,068 authorized)	19,167,534

Net asset value per share	$13.08

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended June 30, 2012 (Unaudited)

Investment Income:
Interest	$13,952,255
Dividends	660,835
Other	177,137

Total investment income	14,790,227

Expenses:
Investment advisory fees	1,557,754
Interest	792,295
Trustees’ fees and expenses	240,000
Professional fees	133,271
Reports to shareholders	54,000
Custodian fees	16,800
Other	29,078

Total expenses	2,823,198

Investment income - net	11,967,029

Net realized and unrealized gain/loss on investments:
Net realized gain on investments before taxes	4,151,945
Income tax expense	(175)
Net realized gain on investments after taxes	4,151,770
Net change in unrealized depreciation of investments before taxes	(3,380,662)
Net change in deferred income tax expense	325,353
Net change in unrealized depreciation of investments after taxes	(3,055,309)

Net gain on investments	1,096,461

Net increase in net assets resulting from operations	$13,063,490

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF CASH FLOWS For the six months ended June 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Net increase in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$(3,224,924)
Purchases of portfolio securities	(32,948,022)
Proceeds from disposition of portfolio securities	41,604,207
Interest, dividends and other income received	11,664,121
Interest expense paid	(792,000)
Operating expenses paid	(2,012,029)
Income taxes paid	(175)

Net cash provided by operating activities	14,291,178

Cash flows from financing activities:
Cash dividends paid from net investment income	(14,319,136)
Receipts for shares issued on reinvestment of dividends	1,528,178

Net cash used for financing activities	(12,790,958)

Net increase in cash	1,500,220
Cash - beginning of year	6,800,835

Cash - end of period	$8,301,055

Reconciliation of net increase in net assets to net cash provided by operating activities:

Net increase in net assets resulting from operations	$13,063,490
Increase in investments	(3,689,683)
Decrease in interest receivable	81,087
Increase in receivable for investments sold	(710,794)
Decrease in other assets	105,642
Increase in payable for investments purchased	5,747,620
Increase in investment advisory fee payable	27,669
Decrease in deferred tax liability	(325,353)
Increase in interest payable	295
Decrease in accrued expenses	(8,795)
Total adjustments to net assets from operations	1,227,688

Net cash provided by operating activities	$14,291,178

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the
	06/30/2012	year ended
	(Unaudited)	12/31/2011
Increase in net assets:

Operations:
Investment income - net	$11,967,029	$24,417,226
Net realized gain on investments after taxes	4,151,770	848,378
Net change in unrealized depreciation of investments after taxes	(3,055,309)	2,341,410
Net increase in net assets resulting from operations	13,063,490	27,607,014

Increase from common shares issued on reinvestment of dividends
Common shares issued (2012 - 97,324; 2011 - 156,934)	1,528,178	2,426,607

Dividends to shareholders from:
Net investment income (2012 - $0.30 per share; 2011 - $1.34 per share)	(5,737,541)	(25,488,812)
Net realized gains (2012 - $0.00; 2011 - $0.01 per share)	-	(186,150)
Total increase in net assets	8,854,127	4,358,659

Net assets, beginning of year	241,943,534	237,584,875

Net assets, end of period/year (including undistributed net investment income of $9,100,500 and $2,871,012, respectively)	$250,797,661	$241,943,534

See Notes to Consolidated Financial Statements

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS Selected data for each share of beneficial interest outstanding:	Babson Capital Corporate Investors

	For the six months
	ended 06/30/2012			For the years ended December 31,
	(Unaudited)(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Net asset value:
Beginning of year	$12.69		$12.56	$11.45	$11.17	$13.60	$13.76
Net investment income (b)	0.63		1.29	1.13	1.03	1.16	1.28
Net realized and unrealized
gain (loss) on investments	0.06		0.17	1.06	0.33	(2.51)	(0.17)
Total from investment operations	0.69		1.46	2.19	1.36	(1.35)	1.11
Dividends from net investment
income to common shareholders	(0.30)		(1.34)	(1.08)	(1.08)	(1.08)	(1.29)
Dividends from net investment
income to common shareholders	-		(0.01)	-	-	-	-
Increase from dividends reinvested	0.00	(c)	0.02	0.00 (c)	0.00 (c)	0.00 (c)	0.02
Total dividends	(0.30)		(1.33)	(1.08)	(1.08)	(1.08)	(1.27)
Net asset value: End of period/year	$13.08		$12.69	$12.56	$11.45	$11.17	$13.60
Per share market value:
End of period/year	$15.33		$17.99	$15.28	$12.55	$9.63	$15.10
Total investment return
Net asset value (d)	5.46%		12.00%	19.81%	12.64%	(10.34%)	8.72%
Market value (d)	(12.98%)		27.92%	31.73%	39.89%	(30.44%)	(8.78%)
Net assets (in millions):
End of period/year	$250.80		$241.94	$237.58	$214.44	$208.14	$251.16
Ratio of operating expenses
to average net assets	1.65	%(f)	1.62%	1.60%	1.58%	1.49%	1.55%
Ratio of interest expense
to average net assets	0.64	%(f)	0.64%	0.70%	0.75%	0.67%	0.59%
Ratio of income tax expense
to average net assets (e)	0.00	%(f)	0.16%	0.27%	0.00%	0.00%	0.35%
Ratio of total expenses
to average net assets	2.29	%(f)	2.42%	2.57%	2.33%	2.16%	2.49%
Ratio of net investment income
to average net assets	9.74	%(f)	9.91%	9.46%	9.06%	9.01%	9.17%
Portfolio turnover	15%		21%	39%	23%	32%	35%

(a)	Per share amounts were adjusted to reflect a 2:1 stock split effective February 18, 2011.
(b)	Calculated using average shares.
(c)	Rounds to less than $0.01 per share.
(d)
Net asset value return represents portfolio returns based on change in the Trust’s net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust’s market value due to the difference between the Trust’s net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(e)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

(f)	Annualized

Senior borrowings:
Total principal amount (in millions)	$30	$30	$30	$30	$30	$30
Asset coverage per $1,000
of indebtedness	$9,360	$9,065	$8,919	$8,148	$7,938	$9,372

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2012
(Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities - 95.61%: (A)

Private Placement Investments - 90.52%

A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
Common Stock (B)	323,077 shs.	11/10/09	$323,077	$229,402
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	161,538 shs.	11/10/09	119,991	114,701
			443,068	344,103
A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015	$2,673,890	11/21/07	2,644,497	2,673,890
Limited Partnership Interest (B)	23.16% int.	11/21/07	224,795	288,739
			2,869,292	2,962,629
A S A P Industries LLC
A designer and manufacturer of components used on oil and natural gas wells.
Limited Liability Company Unit Class A-2 (B)	1,276 uts.	12/31/08	140,406	577,892
Limited Liability Company Unit Class A-3 (B)	1,149 uts.	12/31/08	126,365	520,103
			266,771	1,097,995
A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016	$2,318,182	10/09/09	2,075,126	2,341,364
Limited Liability Company Unit Class A (B)	4,128 uts.	*	405,691	446,909
Limited Liability Company Unit Class B (B)	2,782 uts.	10/09/09	273,352	301,187
* 10/09/09 and 10/27/10.			2,754,169	3,089,460

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$735,000	05/15/08	724,402	661,500
13% Senior Subordinated Note due 2015 (D)	$735,000	05/15/08	673,096	-
Common Stock (B)	105,000 shs.	05/15/08	105,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	36,923 shs.	05/15/08	62,395	-
			1,564,893	661,500
Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	1,031 shs.	12/27/07	510,000	1,188,985
Convertible Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	60,557
			550,800	1,249,542

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2012 (Unaudited)	Babson Capital Corporate Investors

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

Aero Holdings, Inc.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014	$813,750	03/09/07	$809,928	$813,750
14% Senior Subordinated Note due 2015	$1,260,000	03/09/07	1,193,646	1,260,000
Common Stock (B)	262,500 shs.	03/09/07	262,500	656,392
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	66,116 shs.	03/09/07	111,527	165,326
			2,377,601	2,895,468
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$1,140,317	09/26/08	1,079,146	1,140,317
Common Stock (B)	1,347 shs.	09/26/08	134,683	157,392
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	958 shs.	09/26/08	87,993	111,938
			1,301,822	1,409,647
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$3,187,495	*	3,137,898	3,187,495
Preferred Class A Unit (B)	3,223 uts.	**	322,300	622,367
Preferred Class B Unit (B)	1,526 uts.	06/09/08	152,626	279,355
Common Class B Unit (B)	30,420 uts.	01/22/04	1	-
Common Class D Unit (B)	6,980 uts.	09/12/06	1	-
* 01/22/04 and 06/09/08.			3,612,826	4,089,217
** 01/22/04 and 09/12/06.

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2017	$1,912,500	04/28/09	1,728,489	1,912,500
Preferred Stock Series B (B)	3,065 shs.	04/28/09	306,507	223,974
Common Stock (B)	1,366 shs.	04/28/09	1,366	99,823
			2,036,362	2,236,297
Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$2,282,601	12/21/11	2,225,791	2,357,888
Limited Liability Company Unit Class B (B)	85 uts.	12/21/11	85,250	70,264
Limited Liability Company Unit Class C (B)	665 uts.	12/21/11	664,750	547,891
			2,975,791	2,976,043

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012
(Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
8% Senior Subordinated Note due 2014 (D)	$1,990,935	05/18/05	$1,823,261	$1,692,295
Preferred Stock (B)	63 shs.	10/16/09	62,756	-
Common Stock (B)	497 shs.	05/18/05	497,340	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	130 shs.	05/18/05	112,128	-
			2,495,485	1,692,295
Associated Diversified Services
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)	$750,857	09/30/10	736,420	756,061
13% Senior Subordinated Note due 2017	$853,714	09/30/10	776,412	862,251
Limited Liability Company Unit Class B (B)	92,571 uts.	09/30/10	92,571	128,300
Limited Liability Company Unit Class B (B)	70,765 uts.	09/30/10	70,765	98,078
			1,676,168	1,844,690
Baby Jogger Holdings LLC
A designer and marketer of premium baby strollers and stroller accessories.
14% Senior Subordinated Note due 2019	$2,784,655	04/20/12	2,730,140	2,793,140
Common Stock (B)	2,261 shs.	04/20/12	226,132	214,825
			2,956,272	3,007,965
Barcodes Group, Inc.
A distributor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016	$1,950,221	07/27/10	1,876,690	1,989,225
Preferred Stock (B)	39 shs.	07/27/10	394,487	394,500
Common Stock Class A (B)	131 shs.	07/27/10	1,310	225,649
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	23 shs.	07/27/10	227	39,135
			2,272,714	2,648,509
Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$2,281,593	06/30/06	2,232,317	570,398
Preferred Stock Class A (B)	879 shs.	06/30/06	268,121	-
Common Stock (B)	1 sh.	06/30/06	286	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	309 shs.	06/30/06	92,102	-
			2,592,826	570,398

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$375,436	08/07/08	$372,272	$375,436
12.5% Senior Subordinated Note due 2015	$750,872	08/07/08	709,797	750,872
Common Stock (B)	73,256 shs.	08/07/08	73,256	65,079
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	57,600 shs.	08/07/08	57,689	51,170
			1,213,014	1,242,557
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	109 shs.	*	503	879,134
*12/30/97 and 05/29/99.

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$2,184,958	01/19/11	2,072,514	2,215,633
Common Stock (B)	1,125 shs.	01/19/11	112,500	97,288
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	76,474
			2,272,764	2,389,395
Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$1,206,267	03/26/12	1,166,245	1,216,547
Common Stock (B)	3,981 shs.	*	398,100	318,163
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	172 shs.	03/26/12	17,220	13,746
*03/26/12, 5/25/12 and 06/19/12.			1,581,565	1,548,456

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	277 shs.	12/02/08	276,900	443,703

Coeur, Inc.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016	$1,214,286	10/10/08	1,137,464	1,214,286
Common Stock (B)	607 shs.	10/10/08	60,714	84,772
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	934 shs.	10/10/08	91,071	130,420
			1,289,249	1,429,478

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$1,456,429	01/12/07	$1,358,675	$1,310,786
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	21,647
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	15,658
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	-	175,963
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	-	289
			1,627,594	1,524,343
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	17,152 shs.	07/05/07	700,392	1,715,247
Preferred Stock Series C (B)	8,986 shs.	07/05/07	300,168	898,560
Common Stock (B)	718 shs.	07/05/07	7	56
Limited Partnership Interest (B)	12.64% int.	*	189,586	-
*08/12/04 and 01/14/05.			1,190,153	2,613,863

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	20 shs.	08/04/05	137,166	815,919

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$2,295,000	08/21/08	2,155,682	2,232,710
Common Stock (B)	255,000 shs.	08/21/08	255,000	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	136,070 shs.	08/21/08	194,826	-
			2,605,508	2,232,710
Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$2,182,212	10/27/09	1,969,223	2,178,611
Preferred Stock PIK (B)	296 shs.	10/27/09	295,550	91,590
Preferred Stock Series A (B)	216 shs.	10/27/09	197,152	66,919
Common Stock (B)	72 shs.	10/27/09	72,238	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	53 shs.	10/27/09	48,608	-
			2,582,771	2,337,120

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
June 30, 2012 (Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

DPC Holdings LLC
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2017	$2,703,875	10/21/11	$2,654,802	$2,729,058
Limited Liability Company Unit Class A (B)	33,333 uts.	10/21/11	333,333	267,187
			2,988,135	2,996,245
DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 2019	$2,462,181	05/04/12	2,413,763	2,465,404
Preferred Stock (B)	49 shs.	05/04/12	490,910	466,381
Common Stock (B)	49 shs.	05/04/12	54,546	51,820
			2,959,219	2,983,605
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$270,000	11/01/06	268,996	268,204
13% Senior Subordinated Note due 2014	$855,000	11/01/06	814,682	843,513
Common Stock (B)	180,000 shs.	11/01/06	180,000	11,177
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	56,514 shs.	11/01/06	78,160	3,509
			1,341,838	1,126,403

E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$2,427,728	01/08/08	2,401,359	2,427,728
Common Stock (B)	660 shs.	01/08/08	329,990	385,847
			2,731,349	2,813,575
E X C Acquisition Corporation
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	22 shs.	06/28/04	77,208	19,704

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$2,850,000	02/01/10	2,542,641	2,836,443
Common Stock (B)	150 shs.	02/01/10	150,000	113,375
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	358 shs.	02/01/10	321,300	270,325
			3,013,941	3,220,143

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012
(Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$2,745,606	03/01/12	$2,692,643	$2,749,144
Common Stock (B)	122 shs.	03/01/12	272,727	208,217
			2,965,370	2,957,361
F C X Holdings Corporation
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2017	$2,362,470	10/06/08	2,337,836	2,362,470
14% Senior Subordinated Note due 2017	$641,720	03/02/12	629,592	641,932
Preferred Stock Series A (B)	441 shs.	*	44,100	46,391
Preferred Stock Series B (B)	4,341 shs.	10/06/08	434,074	456,656
Common Stock (B)	3,069 shs.	10/06/08	3,069	-
* 12/30/10 and 07/01/11.			3,448,671	3,507,449

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$2,645,261	09/27/10	2,605,138	2,698,166
Limited Liability Company Units Preferred (B)	512 uts.	09/27/10	460,976	520,390
Limited Liability Company Units (B)	512 uts.	09/27/10	51,220	16,378
			3,117,334	3,234,934
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2016	$2,677,381	12/15/10	2,616,637	2,730,929
14.25% Senior Subordinated Note due 2016	$665,040	02/29/12	665,140	684,991
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	680,718
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	85,341
			3,726,002	4,181,979
F H Equity LLC
A designer and manufacturer of a full line of automatic transmission filters and filtration systems for passenger vehicles.
14% Senior Subordinated Note due 2017	$3,094,209	12/20/10	2,987,772	3,200,266
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	81,965
			3,083,828	3,282,231
Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)	$918,385	04/13/06	908,339	367,354
14% Senior Subordinated Note due 2013 (D)	$555,059	04/13/06	509,089	-
			1,417,428	367,354

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
June 30, 2012 (Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$3,000,000	10/19/10	$2,832,425	$3,060,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	594 shs.	10/19/10	140,875	201,564
			2,973,300	3,261,564
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,912,500	11/01/07	1,772,199	-
14% PIK Note due 2015 (D)	$472,711	12/31/08	411,209	-
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	287,658 shs.	11/01/07	146,658	-
			2,330,066	-
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2014 (D)	$685,100	10/15/09	512,231	171,275
Preferred Stock (B)	40 shs.	*	40,476	-
Preferred Stock Series B (B)	2,055 shs.	10/15/09	1,536,694	-
Common Stock (B)	340 shs.	02/10/06	340,000	-
Common Stock Class C (B)	560 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	126 shs.	02/10/06	116,875	-
* 09/18/07 and 06/27/08.			2,546,276	171,275

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 2017	$1,384,615	11/14/11	1,287,578	1,419,340
Common Stock (B)	115 shs.	11/14/11	115,385	93,489
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	83 shs.	11/14/11	76,788	66,931
			1,479,751	1,579,760
Healthcare Direct Holding Company
A direct-to-consumer marketer of discount dental plans.
14% Senior Subordinated Note due 2019	$2,108,109	03/09/12	2,067,350	2,116,287
Common Stock (B)	1,552 shs.	03/09/12	155,172	132,297
			2,222,522	2,248,584

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012
(Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

HGGC Citadel Plastics Holdings
A world-leading source for thermoset and thermoplastic compounds.
14% Senior Subordinated Note due 2019	$2,715,865	02/29/12	$2,663,497	$2,719,361
Common Stock (B)	302 shs.	02/29/12	302,419	239,904
			2,965,916	2,959,265
Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	63 shs.	*	62,742	138,471
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	200 shs.	*	199,501	440,308
* 06/30/04 and 08/19/04.			262,243	578,779

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	89 uts.	10/14/11	-	-
Limited Liability Company Unit Class G (B)	215 uts.	10/14/11	-	-
Limited Liability Company Unit Class H (B)	89 uts.	10/14/11	-	-
Limited Liability Company Unit Class I (B)	89 uts.	10/14/11	-	-
			-	-
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
14% Senior Subordinated Note due 2016	$2,963,853	08/19/08	2,833,331	2,815,660
Common Stock (B)	474 shs.	08/19/08	474,419	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	-
			3,421,523	2,815,660
Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
13.5% Senior Subordinated Note due 2018	$2,749,542	10/27/11	2,698,562	2,782,207
Common Stock (B)	279 shs.	10/27/11	278,561	268,856
			2,977,123	3,051,063
Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	2,689	459,074

International Offshore Services LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017 (D)	$2,550,000	07/07/09	2,335,431	1,275,000
Limited Liability Company Unit (B)	3,112 uts.	07/07/09	186,684	-
			2,522,115	1,275,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
June 30, 2012 (Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$2,500,000	12/20/10	$2,183,266	$2,295,590
Preferred Stock A (B)	495 shs.	12/20/10	495,000	102,026
Preferred Stock B (B)	0.17 shs.	12/20/10	-	34
Common Stock (B)	100 shs.	12/20/10	5,000	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	36 shs.	12/20/10	316,931	-
			3,000,197	2,397,650
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	90 uts.	09/21/10	848,275	48,185

K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2017	$2,608,696	12/23/11	2,558,878	2,644,205
Preferred Stock Series A (B)	305 shs.	12/23/11	289,733	284,580
Preferred Stock Series B (B)	86 shs.	12/23/11	82,006	80,546
Common Stock (B)	391 shs.	12/23/11	19,565	-
			2,950,182	3,009,331
K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated Note due 2017	$4,447,360	04/12/11	4,119,189	4,447,360
Common Stock (B)	134,210 shs.	05/25/06	134,210	60,923
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	37,385
			4,324,933	4,545,668
K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
15% Senior Subordinated Note due 2017	$2,711,801	12/10/10	2,666,721	2,735,874
Common Stock (B)	698,478 shs.	12/10/10	698,478	509,533
			3,365,199	3,245,407

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012
(Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
6% Senior Subordinated Note due 2015	$2,619,885	07/16/08	$2,483,154	$2,488,891
Convertible Preferred Stock Series C (B)	55 shs.	06/30/09	55,435	110,000
Convertible Preferred Stock Series D (B)	24 shs.	09/17/09	24,476	73,410
Common Stock (B)	443 shs.	07/15/08	443,478	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	96 shs.	07/16/08	96,024	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	128 shs.	09/17/09	-	-
			3,102,567	2,672,301
K W P I Holdings Corporation
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2015 (D)	$3,162,920	03/14/07	2,878,056	1,581,460
Preferred Stock PIK (B)	1,499 shs.	02/07/11	579,500	-
Common Stock (B)	232 shs.	03/13/07	232,000	-
Warrant, exercisable until 2019, to purchase
preferred stock at $.01 per share (B)	134 shs.	07/07/09	-	-
Warrant, exercisable until 2017, to purchase
common stock at $.01 per share (B)	167 shs.	03/14/07	162,260	-
			3,851,816	1,581,460
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
13.5% Senior Subordinated Note due 2018	$2,742,871	08/15/11	2,693,555	2,822,391
Common Stock (B)	283 shs.	08/15/11	283,019	224,558
			2,976,574	3,046,949
M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
Common Stock (B)	61 shs.	09/12/08	60,714	98,798
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	66 shs.	09/12/08	65,571	106,707
			126,285	205,505
Mail Communications Group, Inc.
A provider of mail processing and handling services, letter shop services, and commercial printing services.
Limited Liability Company Unit (B)	24,109 uts.	*	314,464	402,704
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	56,374
* 05/04/07 and 01/02/08.			357,495	459,078

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
June 30, 2012
(Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$1,259,914	01/15/10	$1,130,475	$1,259,914
15% Senior Subordinated Note due 2018	$320,850	10/05/10	315,472	318,120
Common Stock (B)	106 shs.	10/05/10	106,200	159,463
Common Stock Class B (B)	353 shs.	01/15/10	352,941	529,951
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	312 shs.	01/15/10	283,738	469,003
			2,188,826	2,736,451
Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$1,330,293	09/20/11	1,305,895	1,352,743
Limited Liability Company Unit Class A (B)	8,700 uts.	09/20/11	180,000	109,058
Limited Liability Company Unit Class D (B)	874 uts.	09/20/11	-	10,960
			1,485,895	1,472,761
MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$3,352,486	*	3,094,756	3,419,536
Preferred Stock Series A (B)	4,164 shs.	09/07/10	416,392	1,527,208
Common Stock (B)	487 shs.	03/01/11	48,677	178,614
Common Stock (B)	458 shs.	09/07/10	45,845	167,978
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	310 shs.	03/01/11	30,975	113,697
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,158 shs.	09/07/10	115,870	424,713
* 09/07/10 and 03/01/11.			3,752,515	5,831,746

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$1,193,059	08/29/08	1,106,113	1,193,059
Preferred Unit (B)	126 uts.	08/29/08	125,519	163,764
Common Unit Class A (B)	1,268 uts.	08/29/08	1,268	-
Common Unit Class B (B)	472 uts.	08/29/08	120,064	-
			1,352,964	1,356,823

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012 (Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	107 shs.	09/24/08	$103,255	$146,156
Limited Partnership Interest (B)	1.40% int.	09/16/08	388,983	461,223
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/24/08	33,268	29,747
			525,506	637,126
Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.
14% Senior Subordinated Note due 2018	$1,103,774	09/22/11	1,083,388	1,122,911
Limited Liability Company Unit Series B (B)	396,226 uts.	09/22/11	396,226	244,785
			1,479,614	1,367,696
MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)	$2,685,614	*	2,577,220	671,403
Common Stock (B)	450 shs.	*	450,000	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	164 shs.	*	162,974	-
* 08/12/05 and 09/11/06.			3,190,194	671,403

Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
15% Senior Subordinated Note due 2015 (D)	$1,556,056	06/28/11	1,034,632	-
7% Senior Subordinated Note due 2014 (D)	$2,550,000	06/28/11	2,420,572	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	152 shs.	03/31/06	138,125	-
			3,593,329	-
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$2,796,191	11/30/10	2,752,234	2,852,115
Limited Liability Company Unit Class B-1 (B)	281,250 uts.	11/30/10	-	276,035
Limited Liability Company Unit Class B-2 (B)	25,504 uts.	11/30/10	-	25,031
			2,752,234	3,153,181
NABCO, Inc.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)	$625,000	02/24/06	578,174	156,250
Limited Liability Company Unit (B)	825 uts.	*	825,410	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	129 shs.	02/24/06	37,188	-
* 02/24/06 and 06/22/07.			1,440,772	156,250

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
June 30, 2012 (Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2014	$2,014,718	02/02/07	$1,835,540	$1,611,774
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,110,810	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	-
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	-
* 12/18/08 and 09/30/09.			3,257,223	1,611,774

Newark Group, Inc.
A major producer of paper products from recycled materials.
Common Stock (B)	134,520 shs.	09/02/10	796,863	259,422

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
12.5% Senior Subordinated Note due 2016	$1,448,276	11/05/10	1,338,729	1,473,465
Limited Liability Company Unit Series B (B)	51,724 uts.	11/05/10	51,724	57,894
Limited Liability Company Unit Series B (B)	104,792 uts.	11/05/10	104,792	117,292
Limited Liability Company Unit Series F (B)	156,516 uts.	11/05/10	-	145,287
			1,495,245	1,793,938

Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$2,818,421	*	2,419,715	2,796,387
Limited Partnership Interest (B)	3,287 uts.	*	328,679	64,411
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,920 shs.	*	492,016	96,420
* 07/09/09 and 08/09/10.			3,240,410	2,957,218

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
12% Senior Subordinated Note due 2019	$2,649,351	02/02/11	2,460,775	2,702,338
Common Stock (B)	377 shs.	*	377,399	265,466
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	176 shs.	02/02/11	158,961	123,983
*02/02/11 and 06/30/11.			2,997,135	3,091,787

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012 (Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

Nyloncraft, Inc.
A supplier of engineered plastic components for the automotive industry.
Preferred Stock Series B (B)	1,000 shs.	05/15/12	$-	$458
Common Stock (B)	312,500 shs.	01/28/02	312,500	424,316
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	243,223 shs.	01/28/02	162,045	330,251
			474,545	755,025
O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$1,333,333	06/04/10	1,236,678	1,333,333
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	72,560
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	40,800
Common Stock (B)	1,032 shs.	06/04/10	1,032	-
			1,497,148	1,446,693
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	3,667 uts.	01/17/06	572,115	1,568,284
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	619 shs.	01/17/06	170,801	264,782
			742,916	1,833,066
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$3,023,155	12/21/10	2,966,055	3,079,431
Preferred Stock Class A (B)	54 shs.	12/21/10	340,718	473,988
Common Stock (B)	54 shs.	12/21/10	25,500	-
			3,332,273	3,553,419
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$2,805,330	12/20/10	2,759,503	2,790,835
Limited Liability Company Unit Class A (B)	99 uts.	12/20/10	318,215	186,225
Limited Liability Company Unit Class B (B)	99 uts.	12/20/10	3,214	186,225
			3,080,932	3,163,285
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012 (D)	$1,393,591	04/27/07	1,359,161	487,757
5% Senior Subordinated Note due 2012	$79,688	07/21/10	79,688	79,688
Preferred Shares Series E (B)	79,688 uts.	07/21/10	-	-
Limited Liability Company Unit (B)	1,754,707 uts.	04/27/07	63,233	-
			1,502,082	567,445

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
June 30, 2012 (Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2015	$1,593,750	12/19/00	$1,590,181	$1,593,750
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	372 shs.	12/21/00	265,625	-
			1,855,806	1,593,750
Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	111,508	-
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	-
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	-
			2,536,588	-
Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$1,628,036	06/03/10	1,614,228	1,628,036
3% Senior Subordinated PIK Note due 2014	$2,283,699	10/02/06	2,076,387	2,283,699
Limited Liability Company Unit Class A (B)	1,384 uts.	10/02/06	510,000	130,813
Limited Liability Company Unit (B)	143 uts.	05/22/09	642	13,515
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	8,595 shs.	10/02/06	124,644	812,353
			4,325,901	4,868,416
Power Services Holding Company
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016	$1,780,638	02/11/08	1,686,033	1,780,638
Limited Partnership Interest (B)	23.70% int.	02/11/08	177,729	359,968
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,322 shs.	02/11/08	167,588	809,850
			2,031,350	2,950,456
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016	$2,652,770	11/12/09	2,458,583	2,705,825
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	206 shs.	11/12/09	203,944	201,679
			2,662,527	2,907,504
Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	354,167 shs.	05/28/04	354,166	513,981
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	377,719 shs.	05/28/04	377,719	548,160
			731,885	1,062,141

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012 (Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014	$1,411,274	12/15/06	$1,362,102	$1,411,274
Limited Liability Company Unit (B)	2,828 uts.	12/15/06	282,810	56,290
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3 shs.	12/15/06	131,483	26,546
			1,776,395	1,494,110
RM Holding Company
A specialty distributor of home medical care equipment.
13% Senior Subordinated Note due 2018	$1,380,952	02/09/12	1,299,786	1,398,504
Common Stock (B)	1,108 shs.	02/09/12	11	36,860
Preferred Stock (B)	119,037 shs.	02/09/12	119,037	119,037
Warrant, exercisable until 2022, to purchase
preferred stock A at $.01 per share (B)	36,263 shs.	02/09/12	35,940	36,263
Warrant, exercisable until 2022, to purchase
preferred stock B at $.01 per share (B)	21,202 shs.	02/09/12	21,202	21,202
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	556 shs.	02/09/12	-	18,483
			1,475,976	1,630,349
Royal Baths Manufacturing Company
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2016	$531,250	11/14/03	523,045	531,250
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	140 shs.	11/14/03	122,946	72,993
			645,991	604,243
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$1,968,750	03/30/12	1,939,999	1,988,382
Preferred Stock (B)	6,294 shs.	03/30/12	251,758	207,832
Common Stock (B)	2,949 shs.	03/30/12	29,492	-
			2,221,249	2,196,214
Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.

12.5% Senior Subordinated Note due 2014 (D)	$2,185,882	01/15/09	1,560,231	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
June 30, 2012 (Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$2,223,076	*	$2,111,882	$2,223,076
Limited Liability Company Unit (B)	619 uts.	*	631,592	562,230
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	157 shs.	*	164,769	142,432
* 08/31/07 and 03/06/08.			2,908,243	2,927,738

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$2,648,691	11/12/10	2,516,906	2,546,982
Preferred Stock A (B)	3,395 shs.	11/12/10	322,495	176,570
Preferred Stock B (B)	1,575 shs.	11/12/10	149,650	81,935
Common Stock (B)	19,737 shs.	11/12/10	19,737	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	5,418 shs.	11/12/10	5,418	-
			3,014,206	2,805,487
SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
14% Senior Subordinated Note due 2018	$2,759,205	12/01/11	2,707,616	2,793,012
Common Stock (B)	2,727 shs.	12/01/11	272,727	214,163
			2,980,343	3,007,175
Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
14.25% Senior Subordinated PIK Note due 2017	$2,267,934	12/15/09	2,006,888	2,154,538
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	257 shs.	12/15/09	227,109	13,483
			2,233,997	2,168,021
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
Common Stock (B)	30,000 shs.	10/23/08	300,000	183,761
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	11,054 shs.	10/23/08	100,650	67,710
			400,650	251,471
Stanton Carpet Holding Company
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2015	$1,243,902	08/01/06	1,211,216	1,243,902
Common Stock (B)	311 shs.	08/01/06	310,976	541,158
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	104 shs.	08/01/06	93,293	180,229
			1,615,485	1,965,289

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012 (Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated Note due 2018	$2,841,812	07/01/11	$2,791,242	$2,824,982
Preferred Stock Series A (B)	228 shs.	07/01/11	228,137	154,785
			3,019,379	2,979,767
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	6,429 shs.	03/31/10	-	-

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$3,160,522	12/14/10	3,004,365	3,037,338
Common Stock (B)	115 shs.	12/14/10	114,504	19,068
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	18,610
			3,230,616	3,075,016
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2017	$2,679,330	09/02/08	2,556,922	2,679,330
Redeemable Preferred Stock Series A (B)	1,280 shs.	09/02/08	12,523	71,066
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	12,803 shs.	09/02/08	112,693	-
			2,682,138	2,750,396
T H I Acquisition, Inc.
A machine servicing company providing value-added steel services to long steel products.
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	9 shs.	01/14/08	88,054	347,987

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$1,162,110	*	1,127,650	-
6.35% Term Note due 2012 (C)	$1,244,254	05/31/11	1,244,254	1,057,616
8.25% Term Note due 2012 (C)	$1,533	06/11/12	1,533	1,303
Common Stock Class B	55 shs.	*	6,254	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	3.97% int.	**	205,558	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72 shs.	04/28/06	59,041	-
* 04/28/06 and 09/13/06.			2,644,290	1,058,919
** 03/01/05 and 10/10/08.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
June 30, 2012 (Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2014 (D)	$2,455,561	10/26/07	$2,147,354	$1,227,780
Series B Preferred Stock (B)	182 shs.	03/31/10	-	-
Common Stock (B)	515 shs.	03/31/10	414,051	-
			2,561,405	1,227,780
Transpac Holding Company
A designer, importer and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015	$1,773,006	10/31/07	1,675,729	1,790,736
Common Stock (B)	209 shs.	10/31/07	208,589	59,157
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	94 shs.	10/31/07	87,607	26,710
			1,971,925	1,876,603
Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2013	$2,712,000	02/05/98	2,700,475	2,712,000
Common Stock (B)	630 shs.	02/04/98	630,000	643,734
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	444 shs.	02/05/98	368,832	453,679
			3,699,307	3,809,413
Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013	$2,309,541	*	2,157,888	2,216,474
Preferred Stock Series B (B)	241 shs.	10/20/08	241,172	137,227
Common Stock (B)	742 shs.	*	800,860	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	153 shs.	*	159,894	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	1,054 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			3,359,814	2,353,701

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit	11,775 uts.	02/28/11	250,000	326,744
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	5,781 shs.	04/11/03	68,059	1,356
			318,059	328,100

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012 (Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2016	$893,998	04/30/04	$880,640	$893,997
Common Stock (B)	182 shs.	04/30/04	182,200	132,496
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	230 shs.	04/30/04	211,736	167,561
			1,274,576	1,194,054
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	887 shs.	02/08/08	886,956	967,519

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$725,735	05/17/07	723,965	700,321
13% Senior Subordinated Note due 2014	$648,530	05/17/07	622,378	618,329
18% PIK Convertible Preferred Stock (B)	37,381 shs.	03/13/09	72,519	-
Common Stock (B)	123,529 shs.	05/17/07	123,529	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	35,006 shs.	05/17/07	55,055	-
			1,597,446	1,318,650
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2012	$201,238	10/29/09	200,537	197,361
5% Senior Subordinated PIK Note due 2012 (D)	$850,000	06/30/07	741,532	845,669
Class B Unit (B)	767,881 uts.	10/29/09	348,058	-
Class C Unit (B)	850,000 uts.	10/29/09	780,572	542,445
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222	-
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	-
* 07/19/04 and 10/29/09.			2,686,856	1,585,475

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014	$1,721,250	11/30/06	1,638,669	1,549,125
Common Stock (B)	191 shs.	11/30/06	191,250	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	-
			1,916,412	1,549,125

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
June 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
13% Senior Subordinated Note due 2017	$3,000,000	06/08/10	$2,781,442	$3,000,000
Preferred Stock Series B (B)	2,109 shs.	06/08/10	210,924	224,106
Common Stock (B)	1,058 shs.	06/08/10	1,058	112,379
			2,993,424	3,336,485
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$2,383,562	12/16/10	2,211,574	2,431,233
Common Stock (B)	616 shs.	12/16/10	616,438	499,067
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	166 shs.	12/16/10	148,003	134,101
			2,976,015	3,064,401
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$1,235,800	05/14/07	1,136,081	-
Limited Partnership Interest (B)	23.16% int.	05/14/07	115,804	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	88 shs.	05/14/07	83,462	-
			1,335,347	-
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$2,592,374	11/03/11	2,544,045	2,577,541
Common Stock (B)	4,500 shs.	11/03/11	450,000	233,650
			2,994,045	2,811,191

Total Private Placement Investments (E)			$248,392,925	$227,018,432

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012
(Unaudited)

	Interest	Due	Share or Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities -5.09%:

Bonds - 5.04%
Audatex North America, Inc.	6.750%	06/15/18	$250,000	$250,000	$263,125
Calpine Corporation	7.500	02/15/21	750,000	770,710	810,000
Calumet Specialty Products Partners L.P	9.625	08/01/20	1,000,000	982,508	1,015,000
Coffeyville Resources LLC	9.000	04/01/15	54,000	53,840	57,510
Community Choice Financial, Inc.	10.750	05/01/19	505,000	515,107	499,950
Everest Acquisition LLC/Everest Acquisition
Finance, Inc.	9.375	05/01/20	1,000,000	1,017,447	1,036,250
Evertec, Inc.	11.000	10/01/18	750,000	786,842	789,375
First Data Corporation	7.375	06/15/19	850,000	853,147	867,000
First Data Corporation	8.750	01/15/22	1,000,000	1,010,000	1,007,500
FMG Resources	7.000	11/01/15	750,000	774,663	765,000
Georgia Gulf Corporation	9.000	01/15/17	190,000	193,777	211,850
Hilcorp Energy Company	7.625	04/15/21	725,000	694,067	772,125
International Automotive Component	9.125	06/01/18	1,000,000	946,000	912,500
Pittsburgh Glass Works, LLC	8.500	04/15/16	70,000	70,000	64,400
Reynolds Group Escrow, LLC	7.750	10/15/16	750,000	792,302	789,375
Samson Investment Company	9.750	02/15/20	750,000	736,946	746,250
SandRidge Energy, Inc.	8.000	06/01/18	360,000	363,091	364,500
Valeant Pharmaceuticals International	6.750	10/01/17	70,000	69,704	72,975
Valeant Pharmaceuticals International	7.000	10/01/20	880,000	881,794	888,800
Welltec A/S	8.000	02/01/19	750,000	735,239	720,000
Total Bonds				12,497,184	12,653,485

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			777	-	-
Total Convertible Preferred Stock				-	-

Preferred Stock - 0.05%
Ally Financial			143	45,009	127,400
TherOX, Inc. (B)			103	-	-
Total Preferred Stock				45,009	127,400

Common Stock - 0.00%
Touchstone Health Partnership (B)			1,168	-	-
Total Common Stock				-	-

Total Rule 144A Securities				12,542,193	12,780,885

Total Corporate Restricted Securities				$260,935,118	$239,799,317

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
June 30, 2012
(Unaudited)

Corporate Public Securities -11.74%: (A)	Interest Rate	Due Date	Share or Principal Amount	Cost	Market Value

Bonds - 11.53%
Accuride Corp	9.500%	08/01/18	$1,500,000	$1,543,095	$1,545,000
Affinia Group, Inc.	9.000	11/30/14	50,000	49,193	50,438
Alere, Inc.	9.000	05/15/16	700,000	739,344	712,250
Ally Financial, Inc.	5.500	02/15/17	1,500,000	1,533,750	1,523,611
Alta Mesa Financial Services	9.625	10/15/18	1,500,000	1,501,716	1,481,250
American Axle & Manufacturing Holding, Inc.	7.875	03/01/17	750,000	645,087	774,375
Arch Coal, Inc.	7.000	06/15/19	150,000	150,000	126,750
Avis Budget Car Rental	9.750	03/15/20	750,000	750,000	833,437
B E Aerospace, Inc.	6.875	10/01/20	850,000	870,236	939,250
Berry Plastics Corporation (C)	5.039	02/15/15	500,000	481,752	499,375
Bill Barrett Corporation	7.000	10/15/22	1,000,000	957,500	955,000
Calumet Specialty Products Partners L.P.	9.375	05/01/19	750,000	699,190	751,875
CCO Holdings Capital Corporation	7.250	10/30/17	750,000	769,072	817,500
Chemtura Corporation	7.875	09/01/18	500,000	528,603	525,625
Chesapeake Energy Corporation	6.775	03/15/19	750,000	737,089	731,250
Clean Harbors, Inc.	7.625	08/15/16	60,000	62,142	62,625
Cooper-Standard Automotive	8.500	05/01/18	750,000	797,652	809,062
Crosstex Energy L.P.	8.875	02/15/18	225,000	221,345	237,656
Energy Future Holdings	10.000	01/15/20	400,000	403,374	427,000
Energy Transfer Equity LP	7.500	10/15/20	100,000	100,000	109,750
Evertec, Inc.	11.000	10/01/18	585,000	603,110	615,712
Fidelity National Information	7.875	07/15/20	125,000	125,000	140,625
Goodrich Petroleum Corporation	8.875	03/15/19	360,000	360,000	342,900
HCA Holdings, Inc.	7.750	05/15/21	1,000,000	1,046,502	1,072,500
Headwaters, Inc.	7.625	04/01/19	850,000	850,220	835,125
Health Management Association	6.125	04/15/16	750,000	771,776	795,000
Huntington Ingalls Industries	7.125	03/15/21	750,000	779,741	783,750
Inergy, L.P.	7.000	10/01/18	200,000	200,000	206,000
Mediacom Broadband LLC	8.500	10/15/15	750,000	766,246	770,625
Michael Foods, Inc.	9.750	07/15/18	75,000	75,000	82,313
Nexstar Broadcasting Group, Inc.	8.875	04/15/17	175,000	174,156	184,844
Nexeo Solutions LLC	8.375	03/01/18	40,000	40,000	38,800
Northern Tier Energy LLC	10.500	12/01/17	675,000	702,604	722,250
NRG Energy, Inc.	8.500	06/15/19	750,000	773,675	783,750
Nuveen Investments	5.500	09/15/15	1,500,000	1,368,750	1,357,500
Perry Ellis International, Inc.	7.875	04/01/19	750,000	742,538	755,625
Pinnacle Foods Finance LLC	9.250	04/01/15	300,000	305,148	308,250
Precision Drilling Corporation	6.625	11/15/20	750,000	773,552	772,500

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Public Securities - (A) (Continued)	Rate	Date	Amount	Cost	Value

Quebecor Media, Inc.	7.750%	03/15/16	$1,050,000	$1,010,340	$1,078,875
Quiksilver, Inc.	6.875	04/15/15	315,000	300,118	303,975
Spectrum Brands, Inc.	9.500	06/15/18	125,000	123,610	141,250
Sprint Nextel Corporation	6.000	12/01/16	1,000,000	1,025,923	957,500
Thermadyne Holdings Corporation	9.000	12/15/17	750,000	797,481	766,875
Tomkins, Inc.	9.250	10/01/18	297,000	297,000	330,413
Trimas Corporation	9.750	12/15/17	60,000	59,076	66,000
Tutor Perini Corporation	7.625	11/01/18	-	7	7
United Rentals, Inc.	10.875	06/15/16	125,000	122,565	140,469
Venoco, Inc.	8.875	02/15/19	500,000	509,248	455,000
Visteon Corporation	6.750	04/15/19	200,000	200,000	194,500
Total Bonds				28,443,526	28,916,012

Common Stock - 0.21%
Bally Total Fitness Holding Corporation (B) (F)			29	2	5
Chase Packaging Corporation (B)			9,541	-	191
Intrepid Potash, Inc. (B)			365	11,680	8,307
Nortek, Inc. (B)			175	1	8,757
Rue21, Inc. (B)			650	12,350	16,406
Supreme Industries, Inc. (B)			125,116	267,319	489,204
Total Common Stock				291,352	522,870

Total Corporate Public Securities				$28,734,878	$29,438,882

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value
Commercial Paper - 2.99%		$-			$
NSTAR Electric Company	0.320%	07/05/12	$4,000,000	$3,999,858	3,999,858
Wisconsin Gas Company	0.180	07/10/12	3,500,000	3,499,842	3,499,842
Total Short-Term Securities				$7,499,700	$7,499,700

Total Investments	110.34%			$297,169,696	$276,737,899
Other Assets	4.66				11,673,849
Liabilities	(15.00)				(37,614,087)
Total Net Assets	100.00%				$250,797,661

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of June 30, 2012
(D) Defaulted security; interest not accrued.
(E) Illiquid security. As of June 30, 2012, the value of these securities amounted to $227,018,432 or 90.52% of net assets.
(F)  Security valued at fair value using methods determined in good faith by or under the direction of the Boards of Trustees.
^   Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
June 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

AEROSPACE - 2.80%		BROADCASTING & ENTERTAINMENT - 0.07%
A E Company, Inc.	$344,103	HOP Entertainment LLC	$-
B E Aerospace, Inc.	939,250	Nexstar Broadcasting Group, Inc.	184,844
Merex Holding Corporation	1,367,696	Sundance Investco LLC	-
Visioneering, Inc.	1,318,650	Workplace Media Holding Company	-
Whitcraft Holdings, Inc.	3,064,401		184,844
	7,034,100	BUILDINGS & REAL ESTATE - 1.99%
AUTOMOBILE - 8.41%		K W P I Holdings Corporation	1,581,460
Accuride Corp	1,545,000	Sunrise Windows Holding Company	3,075,016
American Axle & Manufacturing Holding, Inc.	774,375	TruStile Doors, Inc.	328,100
Audatex North America, Inc.	263,125	Tutor Perini Corporation	7
Avis Budget Car Rental	833,437		4,984,583
Cooper-Standard Automotive	809,062	CHEMICAL, PLASTICS & RUBBER - 1.07%
DPL Holding Corporation	2,983,605	Capital Specialty Plastics, Inc.	879,134
F H Equity LLC	3,282,231	Nicoat Acquisitions LLC	1,793,938
International Automotive Component	912,500		2,673,072
J A C Holding Enterprises, Inc.	2,397,650	CONSUMER PRODUCTS - 10.58%
Jason Partners Holdings LLC	48,185	Aero Holdings, Inc.	2,895,468
K & N Parent, Inc.	3,009,331	Baby Jogger Holdings LLC	3,007,965
Nyloncraft, Inc.	755,025	Bravo Sports Holding Corporation	570,398
Ontario Drive & Gear Ltd.	1,833,066	Custom Engineered Wheels, Inc.	2,337,120
Pittsburgh Glass Works, LLC	64,400	Handi Quilter Holding Company	1,579,760
Qualis Automotive LLC	1,062,141	K N B Holdings Corporation	4,545,668
Tomkins, Inc.	330,413	Manhattan Beachwear Holding Company	2,736,451
Visteon Corporation	194,500	Perry Ellis International, Inc.	755,625
	21,098,046	R A J Manufacturing Holdings LLC	1,494,110
BEVERAGE, DRUG & FOOD - 5.81%		Tranzonic Companies (The)	3,809,413
Eatem Holding Company	3,220,143	WP Supply Holding Corporation	2,811,191
F F C Holding Corporation	3,234,934		26,543,169
Golden County Foods Holding, Inc.	-	CONTAINERS, PACKAGING & GLASS - 4.29%
Hospitality Mints Holding Company	2,815,660	Berry Plastics Corporation	499,375
Michael Foods, Inc.	82,313	Chase Packaging Corporation	191
Snacks Parent Corporation	2,805,487	Flutes, Inc.	367,354
Spartan Foods Holding Company	2,168,021	P K C Holding Corporation	3,553,419
Specialty Commodities, Inc.	251,471	P P T Holdings LLC	3,163,285
	14,578,029	Paradigm Packaging, Inc.	1,593,750
		Vitex Packaging Group, Inc.	1,585,475
			10,762,849

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

DISTRIBUTION - 2.5%		DIVERSIFIED/CONGLOMERATE, SERVICE - 8.94%
Duncan Systems, Inc.	$1,126,403	A S C Group, Inc.	$3,089,460
F C X Holdings Corporation	3,507,449	A W X Holdings Corporation	661,500
RM Holding Company	1,630,349	Advanced Technologies Holdings	1,249,542
	6,264,201	Affinia Group, Inc.	50,438
DIVERSIFIED/CONGLOMERATE,		Apex Analytix Holding Corporation	2,236,297
MANUFACTURING - 15.03%		Associated Diversified Services	1,844,690
A H C Holding Company, Inc.	2,962,629	Church Services Holding Company	1,548,456
Arrow Tru-Line Holdings, Inc.	1,692,295	Clough, Harbour and Associates	443,703
C D N T, Inc.	1,242,557	Crane Rental Corporation	2,232,710
F G I Equity LLC	4,181,979	ELT Holding Company	2,957,361
G C Holdings	3,261,564	Insurance Claims Management, Inc.	459,074
HGGC Citadel Plastics Holdings	2,959,265	Mail Communications Group, Inc.	459,078
Ideal Tridon Holdings, Inc.	3,051,063	Nexeo Solutions LLC	38,800
K P H I Holdings, Inc.	3,245,407	Northwest Mailing Services, Inc.	2,957,218
K P I Holdings, Inc.	2,672,301	Pearlman Enterprises, Inc.	-
LPC Holding Company	3,046,949	Safety Infrastructure Solutions	2,196,214
MEGTEC Holdings, Inc.	637,126		22,424,541
Nortek, Inc.	8,757	ELECTRONICS - 1.66%
O E C Holding Corporation	1,446,693	Barcodes Group, Inc.	2,648,509
Postle Aluminum Company LLC	4,868,416	Connecticut Electric, Inc.	1,524,343
Trimas Corporation	66,000		4,172,852
Truck Bodies & Equipment International	2,353,701	FINANCIAL SERVICES - 3.81%
	37,696,702	Ally Financial, Inc.	1,651,011
		Alta Mesa Financial Services	1,481,250
		Community Choice Financial, Inc.	499,950
		DPC Holdings LLC	2,996,245
		Evertec, Inc.	789,375
		Nuveen Investments	1,357,500
		Reynolds Group Escrow, LLC	789,375
			9,564,706

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
June 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

HEALTHCARE, EDUCATION & CHILDCARE - 9.17%		MACHINERY - 6.92%
Alere, Inc.	$712,250	A S A P Industries LLC	$1,097,995
American Hospice Management Holding LLC	4,089,217	Arch Global Precision LLC	2,976,043
CHG Alternative Education Holding Company	2,389,395	E S P Holdco, Inc.	2,813,575
Healthcare Direct Holding Company	2,248,584	M V I Holding, Inc.	205,505
Marshall Physicians Services LLC	1,472,761	Motion Controls Holdings	3,153,181
SouthernCare Holdings, Inc.	3,007,175	NetShape Technologies, Inc.	1,611,774
Strata/WLA Holding Corporation	2,979,767	Pacific Consolidated Holdings LLC	567,445
Synteract Holdings Corporation	2,750,396	Power Services Holding Company	2,950,456
Touchstone Health Partnership	-	Supreme Industries, Inc.	489,204
Wheaton Holding Corporation	3,336,485	Thermadyne Holdings Corporation	766,875
	22,986,030	Welltec A/S	720,000
HOME & OFFICE FURNISHINGS, HOUSEWARES &			17,352,053
DURABLE CONSUMER PRODUCTS - 4.77%		MEDICAL DEVICES/BIOTECH - 4.98%
Connor Sport Court International, Inc.	2,613,863	Chemtura Corporation	525,625
H M Holding Company	171,275	Coeur, Inc.	1,429,478
Home Decor Holding Company	578,779	E X C Acquisition Corporation	19,704
Monessen Holding Corporation	-	ETEX Corporation	-
Quiksilver, Inc.	303,975	Evertec, Inc.	615,712
Royal Baths Manufacturing Company	604,243	HCA Holdings, Inc.	1,072,500
Spectrum Brands, Inc.	141,250	Health Management Association	795,000
Stanton Carpet Holding Company	1,965,289	MedSystems Holdings LLC	1,356,823
Transpac Holding Company	1,876,603	MicroGroup, Inc.	671,403
U-Line Corporation	1,194,054	NT Holding Company	3,091,787
U M A Enterprises, Inc.	967,519	Precision Wire Holding Company	2,907,504
Wellborn Forest Holding Company	1,549,125	TherOX, Inc.	-
	11,965,975		12,485,536
LEISURE, AMUSEMENT & ENTERTAINMENT - 0.00%		MINING, STEEL, IRON & NON-PRECIOUS
Bally Total Fitness Holding Corporation	5	METALS - 0.44%
		FMG Resources	765,000
		T H I Acquisition, Inc.	347,987
			1,112,987

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

NATURAL RESOURCES - 0.62%		TECHNOLOGY - 1.97%
Arch Coal, Inc.	$126,750	Fidelity National Information	$140,625
Georgia Gulf Corporation	211,850	First Data Corporation	1,874,500
Headwaters, Inc.	835,125	Sencore Holding Company	-
Intrepid Potash, Inc.	8,307	Smart Source Holdings LLC	2,927,738
SandRidge Energy, Inc.	364,500
	1,546,532	TELECOMMUNICATIONS - 1.58%	4,942,863
OIL & GAS - 7.61%		All Current Holding Company	1,409,647
Bill Barrett Corporation	955,000	CCO Holdings Capital Corporation	817,500
Calumet Specialty Products Partners L.P.	1,766,875	Mediacom Broadband LLC	770,625
Chesapeake Energy Corporation	731,250	Sprint Nextel Corporation	957,500
Coffeyville Resources LLC	57,510		3,955,272
Energy Transfer Equity LP	109,750	TRANSPORTATION - 0.37%
Everest Acquisition LLC/Everest Acquisition		Huntington Ingalls Industries	783,750
Finance, Inc.	1,036,250	NABCO, Inc.	156,250
Goodrich Petroleum Corporation	342,900		940,000
Hilcorp Energy Company	772,125	UTILITIES - 2.58%
International Offshore Services LLC	1,275,000	Calpine Corporation	810,000
MBWS Ultimate Holdco, Inc.	5,831,746	Crosstex Energy L.P.	237,656
Northern Tier Energy LLC	722,250	Energy Future Holdings	427,000
Precision Drilling Corporation	772,500	Inergy, L.P.	206,000
Samson Investment Company	746,250	NRG Energy, Inc.	783,750
Venoco, Inc.	455,000	NSTAR Electric Company	3,999,858
Wisconsin Gas Company	3,499,842		6,464,264
	19,074,248	WASTE MANAGEMENT/POLLUTION - 0.94%
PHARMACEUTICALS - 0.71%		Clean Harbors, Inc.	62,625
CorePharma LLC	815,919	Terra Renewal LLC	1,058,919
Valeant Pharmaceuticals International	961,775	Torrent Group Holdings, Inc.	1,227,780
	1,777,694		2,349,324
PUBLISHING/PRINTING - 0.53%
Newark Group, Inc.	259,422	Total Investments - 110.34%	276,737,899
Quebecor Media, Inc.	1,078,875
	1,338,297
RETAIL STORES - 0.19%
Pinnacle Foods Finance LLC	308,250
Rue21, Inc.	16,406
United Rentals, Inc.	140,469
	465,125

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	Babson Capital Corporate Investors
(Unaudited)

1.	History	Determination of Fair Value

Babson Capital Corporate Investors (the “Trust”) commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985. Effective December 16, 2011, the Trust’s name was changed to Babson Capital Corporate Investors. Prior to December 16, 2011, the Trust’s name was MassMutual Corporate Investors.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“CI Subsidiary Trust”) for the purpose of holding certain investments. The results of CI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the CI Subsidiary Trust.

The determination of the fair value of the Trust’s investments is the responsibility of the Trust’s Board of Trustees (the “Trustees”). The Trustees have adopted procedures for the valuation of the Trust’s securities and has delegated responsibility for determination of fair value under those procedures to Babson Capital. Babson Capital has established a Pricing Committee which is responsible for setting the guidelines used in following the procedures adopted by the Trustees and ensuring that those guidelines are being followed. Babson Capital considers all relevant factors that are reasonably available, through either public information or information directly available to Babson Capital, when determining the fair value of a security. The Trustees meet at least once each quarter to approve the value of the Trust’s portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In approving valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the procedures and guidelines referred to above, which include the relevant factors referred to below. Babson Capital has agreed to provide such reports to the Trust at least quarterly. The consolidated financial statements include private placement restricted securities valued at $227,018,432 (90.52% of net assets) as of June 30, 2012 whose values have been estimated by the Trustees based on the process described above in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Following is a description of valuation methodologies used for assets recorded at fair value.

Corporate Public Securities – Corporate Bonds, Preferred Stocks and Common Stocks

The Trust uses external independent third-party pricing services to determine the fair values of its Corporate Public Securities. At June 30, 2012, 100% of the carrying value of these investments was from external pricing services. In the event that the primary pricing service does not provide a price, the Trust utilizes the pricing provided by a secondary pricing service.

Public debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trusts pricing services use multiple valuation techniques to determine fair value. In instances where significant market activity exists, the pricing services may utilize a market based approach through which quotes from market makers are used to determine fair value. In instances where significant market activity may not exist or is limited, the pricing services also utilize proprietary

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.  Fair Value Measurements:

Under U.S. GAAP, fair value represents the price that should be received to sell an asset (exit price) in an orderly transaction between market participants at the measurement date.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

valuation models which may consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal underlying prepayments, collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Public equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sales price of that day.

Annually, Babson Capital conducts reviews of the primary pricing vendors to validate that the inputs used in that vendors’ pricing process are deemed to be market observable as defined in the standard. While Babson Capital is not provided access to proprietary models of the vendors, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also included an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes, credit rating levels and various durations, a process Babson Capital continues to perform annually. In addition, the pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. Babson Capital believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the measurement date (exit prices) and are classified appropriately in the hierarchy.

Corporate Restricted Securities – Corporate Bonds

The fair value of certain notes is determined using an internal model that discounts the anticipated cash flows of those notes using a specific discount rate. Changes to that discount rate are driven by changes in general interest rates, probabilities of default and credit adjustments. The discount rate used within the models to discount the future anticipated cash flows is considered a significant unobservable input. Significant increases/(decreases) in the discount rate would result in a significant (decrease)/increase to the notes fair value.

The fair value of certain distressed notes is based on an enterprise waterfall methodology which is discussed in the equity security valuation section below.

Corporate Restricted Securities – Common Stock, Preferred Stock and Partnerships & LLC’s

The fair value of equity securities is determined using an enterprise waterfall methodology. Under this methodology, the enterprise value of the company is first estimated and that value is then allocated to the company’s outstanding debt and equity securities based on the documented priority of each class of securities in the capital structure. Generally, the waterfall proceeds from senior debt tranches of the capital structure to senior then junior subordinated debt, followed by each class of preferred stock and finally the common stock.

To estimate a company’s enterprise value, the company’s trailing twelve months earnings before interest, taxes, depreciation and amortization (“EBITDA”) is multiplied by a valuation multiple.

Both the company’s EBITDA and valuation multiple are considered significant unobservable inputs. Significant increases/ (decreases) to the company’s trailing twelve months EBITDA and/or the valuation multiple would result in significant increases/(decreases) to the equity value.

Short-Term Securities

Short-term securities, of sufficient credit quality, with more than sixty days to maturity are valued at fair value, using external independent third-party services. Short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Quantitative Information about Level 3 Fair Value Measurements

The following table represents quantitative information about Level 3 fair value measurements as of June 30, 2012.

	Valuation	Unobservable
	Technique	Inputs	Range
Corporate	Discounted	Probability of	-1.00% to
Bonds	Cash Flows	Default	+1.00%
		Credit Adjustments	+1.00% to
-1.46%
Equity	Market	Valuation	3.1x to
Securities	Approach	Multiple	9.9x
		Discount for lack	0% to
		of marketability	5%

Fair Value Hierarchy

The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	Babson Capital Corporate Investors
(Unaudited)

The following is a summary of the inputs used to value the Trust’s net assets as of June 30, 2012:

Assets:	Total	Level 1	Level 2	Level 3

Restricted Securities
Corporate Bonds	$196,886,005	$-	$12,653,485	$184,232,520
Common Stock - U.S.	19,062,264	-	-	19,062,264
Preferred Stock	11,232,706	-	127,400	11,105,306
Partnerships and LLCs	12,618,342	-	-	12,618,342
Public Securities
Corporate Bonds	28,916,012	-	28,916,012	-
Common Stock - U.S.	522,870	522,865	-	5
Short-term Securities	7,499,700	-	7,499,700	-
Total	$276,737,899	$522,865	$49,196,597	$227,018,437

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2011	Included in earnings	Purchases	Sales	Prepayments	Transfers in and/or out of Level 3	Ending balance at 06/30/2012

Restricted Securities
Corporate Bonds	$190,217,815	$588,451	$23,999,118	$(7,817,479)	$(22,755,385)	$-	$184,232,520
Common Stock - U.S.	21,607,181	461,886	1,512,961	(4,519,764)	-	-	19,062,264
Preferred Stock	12,275,194	(601,280)	861,707	(1,430,315)	-	-	11,105,306
Partnerships and LLCs	13,205,570	(587,228)	-	-	-	-	12,618,342
Public Securities						-
Common Stock	7	(2)	-	-	-	-	5
	$237,305,767	$(138,173)	$26,373,786	$(13,767,558)	$(22,755,385)	$-	$227,018,437

There were no transfers into or out of Level 1 or Level 2 assets.

Income, Gains and Losses included in Net Increase in Net Assets resulting from Operations for the period are presented in the following accounts on the Statement of Operations:

	Net Increase in Net Assets Resulting from Operations	Change in Unrealized Gains & (Losses) in Net Assets from assets still held

Interest (Amortization)	702,585	-

Net realized gain on
investments before taxes	3,579,210	-

Net change in unrealized
depreciation of investments
before taxes.	(4,419,968)	(792,504)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

B.     Accounting for Investments:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C.     Use of Estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D.     Federal Income Taxes:

The Trust has elected to be taxed as a “regulated investment company” under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that the Trustees either designate the net realized long-term gains as undistributed and pay the Federal capital gains taxes thereon or distribute all or a portion of such net gains.

The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust’s pro rata share of income allocable to the Trust by a partnership operating company. The Trust’s violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The CI Subsidiary Trust (described in Footnote 1 above) was formed in order to allow investment in such securities without adversely affecting the Trust’s status as a regulated investment company.

The CI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the CI Subsidiary Trust, all of the CI Subsidiary Trust’s taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of June 30, 2012, the CI Subsidiary Trust has incurred income tax expense of $175.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of June 30, 2012, the CI Subsidiary Trust has a deferred tax liability of $668,382.

Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust’s financial position and results of operations for the six months ended June 30, 2012.

E.     Distributions to Shareholders:

The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.

3.	Investment Services Contract

A.     Services:

Under an Investment Services Contract (the “Contract”) with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust’s investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

B.     Fee:

For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust’s net assets as of such day.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	Babson Capital Corporate Investors
(Unaudited)

C. Basis for Board Renewal of Contract:

At a meeting of the Trustees held on April 27, 2012, the Trustees (including a majority of the Trustees who are not “interested persons” of the Trust or Babson Capital) unanimously approved a one-year continuance of the Contract.

Prior to the meeting, the Trustees requested and received from Ropes & Gray LLP, counsel to the Trust, a memorandum describing the Trustees’ legal responsibilities in connection with their review and re-approval of the Contract. The Trustees also requested and received from Babson Capital extensive written and oral information regarding other matters including: the principal terms of the Contract; the reasons why Babson Capital was proposing the continuance of the Contract; Babson Capital and its personnel; the Trust’s investment performance, including comparative performance information; the nature and quality of the services provided by Babson Capital to the Trust; financial strength of Babson Capital; the fee arrangements between Babson Capital and the Trust; fee and expense information, including comparative fee and expense information; profitability of the advisory arrangement to Babson Capital; and “fallout” benefits to Babson Capital resulting from the Contract.

Among other things, the Trustees discussed and considered with management (i) the aforementioned guidance provided by Ropes & Gray LLP and the information provided by Babson Capital prior to the meeting and (ii) the reasons Babson Capital put forth in support of its recommendation that the Trustees approve the continuance of the Contract. These considerations are summarized below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BABSON CAPITAL TO THE TRUST

In evaluating the scope and quality of the services provided by Babson Capital to the Trust, the Trustees considered, among other factors: (i) the scope of services required to be provided by Babson Capital under the Contract; (ii) Babson Capital’s ability to find and negotiate private placement securities having equity features that are consistent with the stated investment objectives of the Trust; (iii) the experience and quality of Babson Capital’s staff; (iv) the strength of Babson Capital’s financial condition; (v) the nature of the private placement market compared to public markets (including the fact that finding, analyzing, negotiating and servicing private placement securities is more labor-intensive than buying and selling public securities and the administration of private placement securities is more extensive, expensive, and requires greater time and expertise than a portfolio of only public securities); (vi) the potential advantages afforded to the Trust by its ability to co-invest in negotiated private placements with MassMutual and its affiliates; and (vii) the expansion of the scope of services provided by Babson Capital as a result of recent regulatory and legislative initiatives that have required increased legal, compliance and business attention and diligence. Based on such considerations, the Trustees concluded that, overall, they are satisfied with the nature, extent and quality of services provided by Babson Capital, and expected to be provided in the future, under the renewed Contract.

INVESTMENT PERFORMANCE

The Trustees also examined the Trust’s short-term, intermediate-term, and long-term performance as compared against various benchmark indices presented at the meeting, which showed that the Trust had outperformed such indices for the 1-, 3-, 5- and 10-year periods. In addition, the Trustees considered comparisons of the Trust’s performance with the performance of (i) selected closed-end investment companies and funds that may invest in private placement securities and/or bank loans; (ii) selected business development companies with comparable types of investments; and (iii) investment companies included in the Lipper closed-end bond universe. It was acknowledged that, while such comparisons are helpful in judging performance, they are not directly comparable in terms of types of investments due to the fact that business development companies often report returns based on market value, which is affected by factors other than the performance of the underlying portfolio investments. Based on these considerations and the detailed performance information provided to the Trustees at the regular Board meetings each quarter, the Trustees concluded that the Trust’s absolute and relative performance over time have been sufficient to warrant renewal of the Contract.

ADVISORY FEE/COST OF SERVICES PROVIDED AND PROFITABILITY/ MANAGER’S “FALL-OUT” BENEFITS

In connection with the Trustees’ consideration of the advisory fee paid by the Trust to Babson Capital under the Contract, Babson Capital noted that it was unaware of any registered closed-end investment companies that are directly comparable to the Trust in terms of the types of investments and percentages invested in private placement securities (which require more extensive advisory and administrative services than a portfolio of publicly traded securities, as previously discussed) other than Babson Capital Participation Investors, which also is advised by Babson Capital. Under the terms of its Investment Advisory and Administrative Services Contract, Babson Capital Participation Investors is charged a quarterly investment advisory fee of 0.225% of net asset value as of the end of each quarter, which is approximately equal to 0.90% annually. In considering the fee rate provided in the Contract, the Trustees noted the advisory fee charged by Babson Capital to Tower Square Capital Partners, L.P. and Tower Square Capital Partners II and III, L.P., each a private mezzanine fund also managed by Babson Capital, and that the fee Babson Capital Participation Investors charged compares favorably.

At the request of the Trustees, Babson Capital provided information concerning the profitability of Babson Capital’s advisory relationship with the Trust. The Trustees also considered the non-economic benefits Babson Capital and its affiliates

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

derived from its relationship with the Trust, including the reputational benefits derived from having the Trust listed on the New York Stock Exchange, and the de minimis amount of commissions resulting from the Trust’s portfolio transactions used by Babson Capital for third-party soft dollar arrangements. The Trustees recognized that Babson Capital should be entitled to earn a reasonable level of profit for services provided to the Trust and, based on their review, concluded that they were satisfied that Babson Capital’s historical level of profitability from its relationship with the Trust was not excessive and that the advisory fee structure under the Contract is reasonable.

ECONOMIES OF SCALE

The Trustees considered the concept of economies of scale and possible advisory fee reductions if the Trust were to grow in assets. Given that the Trust is not continuously offering shares, such growth comes principally from retained net realized gain on investments and dividend reinvestment. The Trustees also examined the breakpoint features of selected competitive funds and noted that the minimum starting point for fee reductions in those funds was at least $200 million, close to the value of the Trust’s current net assets. The Trustees concluded that the absence of breakpoints in the fee schedule under the Contract was currently acceptable given the Trust’s current size and closed-end fund structure.
5.	Purchases and Sales of Investments
		For the six
		months ended
		06/30/2012
			Proceeds
		Cost of	from
		Investments	Sales or
		Acquired	Maturities
	Corporate restricted securities	$30,311,267	$37,054,493
	Corporate public securities	8,384,375	4,063,605

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of June 30, 2012. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of June 30, 2012 is $20,431,797 and consists of $24,732,392 appreciation and $45,164,189 depreciation.

Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax accrual of $668,382 on net unrealized gains on the CI Subsidiary Trust.

4.	Senior Indebtedness	6.	Quarterly Results of Invesment Operations

MassMutual holds the Trust’s $30,000,000 Senior Fixed Rate Convertible Note (the “Note”) issued by the Trust on November 15, 2007. The Note is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the six months ended June 30, 2012, the Trust incurred total interest expense on the Note of $792,295.

The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

				March 31, 2012
				Amount	Per Share
			Investment income	$7,478,371
			Net investment income	6,069,502	$0.32
			Net realized and unrealized
			loss on investments (net of taxes)	(1,257,635)	(0.07)

				June 30, 2012
				Amount	Per Share
			Investment income	$7,311,856
			Net investment income	5,897,527	$0.31
			Net realized and unrealized
			gain on investments (net of taxes)	2,354,096	0.12

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	Babson Capital Corporate Investors
(Unaudited)

7.	Results of Shareholder Meeting
	The Annual Meeting of Shareholders was held on Friday, April 27, 2012. The Shareholders were asked to vote to re-elect as Trustees William J. Barrett, Martin T. Hart and Clifford M. Noreen for three year terms. In addition, Edward P. Grace, III was up for election for a one-year term. The Shareholders approved the proposals. The Trust’s other Trustees, Donald E. Benson, Michael H. Brown, Donald Glickman, Robert E. Joyal, and Maleyne M. Syracuse continued to serve their respective terms following the April 27, 2012 Annual Shareholders Meeting. The results of the Shareholder voting are set forth below.

				% of Shares
	Shares For	Withheld	Total	Voted For

	William J. Barrett 15,296,830	448,750	15,745,580	97.15%

	Martin T. Hart 15,326,536	419,044	15,745,580	97.34%

	Clifford M. Noreen 15,432,399	313,181	15,745,580	98.01%

	Edward P. Grace III 15,431,030	314,550	15,745,580	98.00%

Members of the Board of Trustees

Donald Glickman

Robert E. Joyal

William J. Barrett

Michael H. Brown*

Donald E. Benson*

Clifford M. Noreen

Martin T. Hart

Maleyne M. Syracuse*

Edward P. Grace III

Susan B. Sweeney

*Member of the Audit Committee

Offiicers

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Christopher A. DeFrancis
Vice President
& Secretary

Sean Feeley
Vice President

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

Babson Capital Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan (the “Plan”). The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by fiilling out and mailing an authorization card to DST Systems, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distribution.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to DST Systems, Inc., Agent for Babson Capital Corporate Investors’ Dividend Reinvestment and Share Purchase Plan, P.O. Box 219086, Kansas City, MO 64121-9086.

ITEM 2.  CODE OF ETHICS.

Not applicable for this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments for the Registrant is included as part of this report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The following disclosure item is made as of the date of this Form N-CSR unless otherwise indicated.

PORTFOLIO MANAGER. Michael L. Klofas serves as the President of the Registrant (since 2009) and as one of its Portfolio Managers. Mr. Klofas began his service to the Registrant in 1998 as a Vice President. With over 25 years of industry experience, Mr. Klofas is a Managing Director of the U.S. Mezzanine and Private Equity Group of Babson Capital Management LLC ("Babson Capital"). Mr. Klofas joined MassMutual in 1988. Prior to joining MassMutual, he spent two years at a small venture capital firm and two years at a national public accounting firm. At MassMutual and then Babson Capital, Mr. Klofas has analyzed and invested in traditional private placements and high yield public bonds. He also spent four years leading Babson Capital's workout and restructuring activities. Since 1993, he has focused on originating, analyzing, structuring and documenting mezzanine and private equity investments. Mr. Klofas holds a B.A. from Brandeis University and an M.B.A. from Babson College as well as a Certified Public Accountant designation. Mr. Klofas also presently serves as President of Babson Capital Participation Investors, another closed-end management investment company advised by Babson Capital.

PORTFOLIO MANAGEMENT TEAM. Mr. Klofas has primary responsibility for overseeing the investment of the Registrant's portfolio, with the day-to-day investment management responsibility of the Registrant's portfolio being shared with the following Babson Capital investment professionals (together with the Portfolio Manager, the "Portfolio Team").

Michael P. Hermsen is a Vice President of the Registrant and a Managing Director of Babson Capital who oversees the Global Private Finance Group and manages Babson Capital's Mezzanine and Private Equity Investments Team, which is responsible for finding, analyzing, negotiating and servicing mezzanine private placement securities for the Registrant.

Mr. Hermsen joined MassMutual in 1990 and has been an officer of the Registrant since 1998. Previously, he worked at Teachers Insurance and Annuity Association where he was a generalist private placement analyst. At MassMutual and then Babson Capital, Mr. Hermsen has analyzed and invested in traditional private placements, high yield public and private bonds, and leveraged bank loans. He has also been responsible for managing a small portfolio of distressed investments. Since 1993, he has focused on originating, analyzing, structuring and documenting mezzanine and private equity investments. He holds a B.A. from Bowdoin College and an M.B.A. from Columbia University.

Mr. Spencer is a Vice President of the Registrant and a Managing  Director of Babson Capital who manages Babson Capital's Global Fund Investments Team. Mr. Spencer joined MassMutual in 1989 after three years as a corporate loan analyst at a major New England bank. He has been an officer of the Registrant since 2002. At MassMutual and then Babson Capital, Mr. Spencer has analyzed and invested in traditional private placements, high yield public and private bonds, leveraged bank loans, mezzanine debt and private equity. From 1993 to 1999, he was the lead restructuring professional at Babson Capital. Since 1999, Mr. Spencer has been focused on the origination, analysis, structuring and documentation of mezzanine and private equity investments. He holds a B.A. from Bucknell University and an M.B.A. from the State University of New York at Buffalo.

Sean Feeley is responsible for the day-to-day management of the Registrant’s public high yield and investment grade fixed income portfolio.  Mr. Feeley has been a Vice President of the Registrant since 2011.  Mr. Feeley is a Managing Director of Babson Capital and head of the High Yield Research Team with over 22 years of industry experience in high yield bonds and loans in various investment strategies.  Prior to joining Babson Capital in 2003, he was a Vice President at Cigna Investment Management in project finance and a Vice President at Credit Suisse in leveraged loan finance.  Mr. Feeley holds a B.S. from Canisius College and an M.B.A. from Cornell University.  Mr. Feeley is a Certified Public Accountant and a Chartered Financial Analyst.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable for this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable for this filing.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant's second fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)
ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

None.

(a)(2)	A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30a-2 UNDER THE ACT.

Attached hereto as EX-99.31.1
Attached hereto as EX-99.31.2

(a)(3)
ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT (17 CFR 270.23c-1) SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS.

Not applicable for this filing.

(b)	CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE ACT.

Attached hereto as EX-99.32

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Babson Capital Corporate Investors

By:	/s/ Michael L. Klofas
Michael L. Klofas, President

Date:	September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael L. Klofas
Michael L. Klofas, President

Date:	September 5, 2012

By:	/s/ James M. Roy
James M. Roy, Vice President and Chief Financial Officer

Date:	September 5, 2012